NOTE 2- Significant Accounting Policies: s. Revenue recognition (Policies)	12 Months Ended
Dec. 31, 2025
Policies
s. Revenue recognition:

s.    Revenue recognition:

Revenue is recognized in accordance with IFRS 15 Revenue from Contracts with Customers. Under IFRS 15, revenue is recognized when (or as) control of the promised goods or services transfers to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company identifies each contract with a customer, determines the separate performance obligations, establishes the transaction price, allocates the consideration to the performance obligations based on their relative stand‑alone selling prices, and recognizes revenue as performance obligations are satisfied.

The Company generates revenue from two primary sources:

(1) In the products business unit, the Company derives its revenue from selling and transferring goods.

(2) In the CDMO Services business unit, the Company derives its revenue through completing an end-to-end service activity for the research, development and manufacturing of specific plant-based active molecules.

Sales of goods

Revenue from product sales is recognized at a point in time, when control of the goods is transferred to the customer. Control typically transfers to shipment or delivery, depending on the contractual terms.

Revenue is measured at the transaction price, net of estimated returns, rebates, discounts, and any variable consideration, to the extent that it is not subject to significant reversal.

The Company evaluated principal versus agent considerations to determine whether it is appropriate to record platform fees on one of its e-commerce platforms as an expense or as a reduction of revenue. Platform fees are recorded as expenses and are not recorded as a reduction in revenue because the Company controls all the goods before they are transferred to the customer. The Company is subject to credit risk, establishes prices of its products, determines who delivers the goods to the customer and can limit quantities or stop selling the goods at any time. Based on these considerations, the Company is the principal in this arrangement.

The right of return gives rise to variable consideration. The variable consideration is estimated at contract inception and constrained until the associated uncertainty is subsequently resolved. The application of the constraint on variable consideration increases the amount of revenue that will be deferred. To estimate the variable consideration to which it will be entitled, the Company applied the ‘most likely amount’ method. The Company includes in the transaction price amounts of variable consideration only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Company updates its estimates of variable consideration.

Providing services

The Company’s CDMO Services business unit revenue is recognized at a point in time, upon completion of the contractually defined performance obligation and when control of the completed service output is transferred to the customer. These arrangements do not meet the criteria for over‑time revenue recognition under IFRS 15, and therefore revenue is recorded only upon delivery of the completed milestone or output.

Deferred revenues

A deferred revenue is recognized if a payment is received, or a payment is due (whichever is earlier) from a customer before the Company transfers the related goods or services. Contract liabilities are recognized as revenue when the Company performs under the contract (i.e., transfers control of the related goods or services to the customer).

Financing components

The Company does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. Consequently, the Company does not adjust any of the transaction prices for the time value of money.